CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Cost of uranium sales:
Operating expenses	$ 220,408	$ 151,149
Accretion/amortization of restoration reserve	23,119	38,199
Depreciation and depletion	116,322	172,729
Impairment of uranium properties	268,923	305,914
Exploration expenses	26,715	91,898
Total cost of uranium sales	655,487	759,889
Loss from operations before corporate expenses	(655,487)	(759,889)
Corporate expenses:
General and administrative	3,013,136	2,298,991
Depreciation	31,884	34,879
Total corporate expenses	3,045,020	2,333,870
Loss from operations	(3,700,507)	(3,093,759)
Other income (expense):
Interest expense	(3,547)	(5,620)
Interest and other income, net	97,584	72,886
Net loss	$ (3,606,470)	$ (3,026,493)
Net loss per common share:
Basic (in dollars per share)	$ (0.04)	$ (0.03)
Diluted (in dollars per share)	$ (0.04)	$ (0.03)
Weighted average common shares and common equivalent shares:
Basic (in shares)	98,046,897	93,263,212
Diluted (in shares)	98,046,897	93,263,212